UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-3392

John Hancock Series Trust
(Exact name of registrant as specified in charter)

601 Congress Street, Boston, Massachusetts 02210
(Address of principal executive offices) (Zip code)

Salvatore Schiavone

Treasurer

601 Congress Street

Boston, Massachusetts 02210
(Name and address of agent for service)

Registrant's telephone number, including area code: 617-663-4497

Date of fiscal year end:	October 31

Date of reporting period:	July 31, 2011

ITEM 1. SCHEDULE OF INVESTMENTS

John Hancock

MUTUAL FUNDS

John Hancock Mid Cap Equity Fund

QUARTERLY PORTFOLIO HOLDINGS

7.31.2011

Mid Cap Equity Fund
As of 7-31-11 (Unaudited)

	Shares	Value

Common Stocks 98.47%		$30,453,225

(Cost $28,166,482)

Consumer Discretionary 19.79%		6,119,879

Auto Components 3.19%
BorgWarner, Inc. (I)	4,838	385,202
Johnson Controls, Inc.	16,256	600,659

Automobiles 0.78%
Tesla Motors, Inc. (I)	8,584	241,811

Hotels, Restaurants & Leisure 6.02%
Bally Technologies, Inc. (I)	12,247	482,899
Darden Restaurants, Inc.	9,055	459,994
WMS Industries, Inc. (I)	22,475	619,636
Yum! Brands, Inc.	5,681	300,070

Household Durables 0.64%
Tempur-Pedic International, Inc. (I)	2,728	196,443

Internet & Catalog Retail 0.14%
Homeaway, Inc. (I)	1,096	43,084

Leisure Equipment & Products 3.23%
Hasbro, Inc.	11,088	438,641
Polaris Industries, Inc.	4,740	561,927

Specialty Retail 4.62%
Bed Bath & Beyond, Inc. (I)	9,488	554,953
GameStop Corp., Class A (I)	14,883	350,941
O'Reilly Automotive, Inc. (I)	8,778	522,291

Textiles, Apparel & Luxury Goods 1.17%
Phillips-Van Heusen Corp.	5,050	361,328

Consumer Staples 1.05%		324,737

Household Products 1.05%
Church & Dwight Company, Inc.	8,050	324,737

Energy 12.49%		3,861,623

Energy Equipment & Services 4.02%
Oil States International, Inc. (I)	4,368	352,498
Patterson-UTI Energy, Inc.	16,262	529,003
Rowan Companies, Inc. (I)	9,250	362,323

Oil, Gas & Consumable Fuels 8.47%
Alpha Natural Resources, Inc. (I)	12,052	514,741
Brigham Exploration Company (I)	14,582	463,708
KiOR, Inc., Class A (I)	15,187	219,452
MEG Energy Corp. (I)	6,490	349,548
OGX Petroleo e Gas Participacoes SA, ADR (I)	68,727	586,929
Progress Energy Resources Corp.	33,325	483,421

Financials 4.58%		1,415,846

Capital Markets 2.75%
Lazard, Ltd., Class A	15,100	507,360
T. Rowe Price Group, Inc.	6,046	343,413

Commercial Banks 1.83%
Comerica, Inc.	17,642	565,073

1

Mid Cap Equity Fund
As of 7-31-11 (Unaudited)

	Shares	Value

Health Care 11.28%		$3,490,040

Health Care Equipment & Supplies 1.27%
Thoratec Corp. (I)	11,700	394,173

Health Care Providers & Services 3.63%
MEDNAX, Inc. (I)	7,467	508,951
WellPoint, Inc.	9,097	614,502

Health Care Technology 2.44%
Allscripts-Misys Healthcare Solutions, Inc. (I)	41,507	753,352

Pharmaceuticals 3.94%
Hospira, Inc. (I)	13,191	674,324
Mylan, Inc. (I)	23,913	544,738

Industrials 17.71%		5,476,565

Aerospace & Defense 5.25%
BE Aerospace, Inc. (I)	23,580	938,484
Precision Castparts Corp.	4,242	684,574

Air Freight & Logistics 2.04%
Expeditors International of Washington, Inc.	13,261	632,815

Airlines 1.87%
Copa Holdings SA, Class A	8,816	578,418

Building Products 2.01%
Owens Corning, Inc. (I)	17,440	620,515

Machinery 5.45%
Cummins, Inc.	4,702	493,146
Flowserve Corp.	3,688	366,513
Pall Corp.	10,353	513,302
WABCO Holdings, Inc. (I)	4,947	311,908

Professional Services 1.09%
Stantec, Inc. (I)	11,800	336,890

Information Technology 22.32%		6,904,263

Communications Equipment 1.87%
F5 Networks, Inc. (I)	6,176	577,332

Electronic Equipment, Instruments & Components 2.01%
Amphenol Corp., Class A	12,738	622,761

Internet Software & Services 2.48%
Ancestry.com, Inc. (I)	21,521	766,363

IT Services 3.46%
Alliance Data Systems Corp. (I)	5,614	552,081
VeriFone Systems, Inc. (I)	13,160	518,109

Semiconductors & Semiconductor Equipment 6.09%
Atmel Corp. (I)	52,845	639,425
Broadcom Corp., Class A (I)	21,123	783,030
NXP Semiconductor NV (I)	23,407	462,990

Software 6.41%
Autodesk, Inc. (I)	9,873	339,631
Check Point Software Technologies, Ltd. (I)	7,129	410,987
Concur Technologies, Inc. (I)(L)	9,984	453,673
Red Hat, Inc. (I)	11,040	464,563
Rovi Corp. (I)	5,915	313,318

2

Mid Cap Equity Fund
As of 7-31-11 (Unaudited)

		Shares	Value

Materials 8.21%			$2,539,947

Chemicals 2.94%
FMC Corp.		6,795	595,038
International Flavors & Fragrances, Inc.		5,145	314,720

Construction Materials 1.30%
Eagle Materials, Inc.		16,149	401,303

Metals & Mining 3.97%
Allegheny Technologies, Inc.		7,895	459,410
Molycorp, Inc. (I)		4,095	260,565
Walter Energy, Inc.		4,152	508,911

Telecommunication Services 1.04%			320,325

Wireless Telecommunication Services 1.04%
American Tower Corp., Class A (I)		6,098	320,325

Options Purchased 0.19%			$60,000

(Cost $33,960)

Put Options 0.19%			60,000

Ancestry.com, Inc. (Expiration Date: 8-20-11; Strike Price: $40.00)		12,000	60,000

	Yield

Securities Lending Collateral 0.72%			$223,424

(Cost $223,384)

John Hancock Collateral Investment Trust (W)	0.2369%(Y)	22,325	223,424

Total investments (Cost $28,423,826)† 99.38%			$30,736,649

Other assets and liabilities, net 0.62%			$190,713

Total net assets 100.00%			$30,927,362

The percentage shown for each investment category is the total value of the category as a percentage of the net assets of the Fund.

ADR American Depositary Receipts

(I) Non-income producing security.

(L) All or a portion of this security is on loan as of 7-31-11.

(W) Investment is an affiliate of the Fund, the adviser and/or subadviser. Also, it represents the investment of securities lending collateral received.

(Y) The rate shown is the annualized seven-day yield as of 7-31-11.

† At 7-31-11, the aggregate cost of investment securities for federal income tax purposes was $28,657,921. Net unrealized appreciation aggregated $2,078,728, of which $3,263,073 related to appreciated investment securities and $1,184,345 related to depreciated investment securities.

3

Mid Cap Equity Fund
As of 7-31-11 (Unaudited)

The Fund had the following country concentration as a percentage of total net assets on 7-31-11:

United States	87%
Canada	4%
Bermuda	2%
Brazil	2%
Panama	2%
Netherlands	1%
Israel	1%
Short-Term Investments and Other	1%

4

Mid Cap Equity Fund
As of 7-31-11 (Unaudited)

Notes to the Schedule of Investments (Unaudited)

Security valuation. Investments are stated at value as of the close of regular trading on the New York Stock Exchange (NYSE), normally at 4:00 P.M., Eastern Time. The Fund uses a three-tier hierarchy to prioritize the pricing assumptions, referred to as inputs, used in valuation techniques to measure fair value. Level 1 includes securities valued using quoted prices in active markets for identical securities. Level 2 includes securities valued using significant observable inputs. Observable inputs may include quoted prices for similar securities, interest rates, prepayment speeds and credit risk. Prices for securities valued using these inputs are received from independent pricing vendors and brokers and are based on an evaluation of the inputs described. Level 3 includes securities valued using significant unobservable inputs when market prices are not readily available or reliable, including the Fund’s own assumptions in determining the fair value of investments. Factors used in determining value may include market or issuer specific events, changes in interest rates and credit quality. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

As of July 31, 2011, all investments of the Fund are categorized as Level 1 under the hierarchy described above. Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. During the period ended July 31, 2011, there were no significant transfers in or out of Level 1 or Level 2 assets.

In order to value the securities, the Fund uses the following valuation techniques. Equity securities held by the Fund are valued at the last sale price or official closing price on the principal securities exchange on which they trade. In the event there were no sales during the day or closing prices are not available, then securities are valued using the last quoted bid or evaluated price. Investments in open-end mutual funds, including John Hancock Collateral Investment Trust (JHCIT), are valued at their closing net asset values each business day. Foreign securities are valued in U.S. dollars, based on foreign currency exchange rates supplied by an independent pricing service. Certain securities traded only in the over-the-counter market are valued at the last bid price quoted by brokers making markets in the securities at the close of trading. Other portfolio securities and assets, where market quotations are not readily available, are valued at fair value, as determined in good faith by the Fund’s Pricing Committee, following procedures established by the Board of Trustees.

Options. There are two types of options, a put option and a call option. Options are traded either over-the-counter or on an exchange. A call option gives the purchaser of the option the right to buy (and the seller the obligation to sell) the underlying instrument at the exercise price. A put option gives the purchaser of the option the right to sell (and the writer the obligation to buy) the underlying instrument at the exercise price. Writing puts and buying calls may increase the Fund’s exposure to changes in the value of the underlying instrument. Buying puts and writing calls may decrease the Fund’s exposure to such changes. Risks related to the use of options include the loss of the premium, possible illiquidity of the options markets, trading restrictions imposed by an exchange and movements in underlying security values.

Options listed on an exchange are valued at their closing price. If no closing price is available, then they are valued at the mean between the last bid and ask prices from the exchange on which they are principally traded. For options not listed on an exchange, an independent pricing source is used to value the options at the mean between the last bid and ask prices. When the Fund purchases an option, the premium paid by the Fund is included in the Portfolio of Investments and subsequently “marked-to-market” to reflect current market value. If the purchased option expires, the Fund realizes a loss equal to the cost of the option. If the Fund exercises a call option, the cost of the securities acquired by exercising the call is increased by the premium paid to buy the call. If the Fund exercises a put option, it realizes a gain or loss from the sale of the underlying security and the proceeds from such sale are decreased by the premium paid. (use only when fund has written options. If the Fund enters into a closing sale transaction, the Fund realizes a gain or loss, depending on whether proceeds from the closing sale are greater or less than the original cost. When the Fund writes an option, the premium received is included as a liability and subsequently “marked-to-market” to reflect current market value of the option written. Premiums received from writing options that expire

5

Mid Cap Equity Fund
As of 7-31-11 (Unaudited)

unexercised are recorded as realized gains. Premiums received from writing options which are exercised or are closed are added to or offset against the proceeds or amount paid on the transaction to determine the realized gain or loss. If a put option on a security is exercised, the premium received reduces the cost basis of the securities purchased by the Fund.

During the period ended July 31, 2011, the Fund used purchased options to manage against anticipated changes in securities. During the period ended July 31, 2011, the Fund held purchased options with markets values up to $83,000 as measured at each quarter end.

During the period ended July 31, 2011, the Fund wrote option contracts to manage against anticipated changes in securities. The following tables summarize the Fund’s written options activities during the three months ended July 31, 2011 and the contracts held at July 31, 2011.

	NUMBER OF	PREMIUMS
	CONTRACTS	RECEIVED

Outstanding, beginning of period	1,020	$37,230
Options written	366	47,121
Options closed	(846)	(57,741)
Options expired	(420)	(15,330)
Outstanding, end of period	120	11,280

Name of	Exercise	Expiration	Number of
Issuer	price	date	Contracts	Premium	Value

Puts
Ancestry.com Inc.	$35.00	Aug 2011	120	$11,280	($18,000)

Fair value of derivative instruments by risk category

The table below summarizes the fair value of derivatives held by the Fund at July 31, 2011, by risk category:

	Financial Instruments	Asset Derivatives	Liability Derivatives
Risk	Location	Fair Value	Fair Value

Equity Contracts	Purchased options*	$60,000	-

Equity Contracts	Written options	-	($18,000)

*Purchased options are included in the Portfolio of Investments.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

6

More information

How to contact us

Internet	www.jhfunds.com	
Mail	**Regular mail:** John Hancock Signature Services, Inc. P.O. Box 55913 Boston, MA 02205-5913	**Express mail:** John Hancock Signature Services, Inc. Mutual Fund Image Operations 30 Dan Road Canton, MA 02021
Phone	Customer service representatives EASI-Line TDD line	**1-800-225-5291** **1-800-338-8080** **1-800-554-6713**

This report is for the information of the shareholders of John Hancock Mid Cap Equity Fund.

810Q3 7/11
9/11

ITEM 2. CONTROLS AND PROCEDURES.

(a) Based upon their evaluation of the registrant's disclosure controls and procedures as conducted within 90 days of the filing date of this Form N-Q, the registrant's principal executive officer and principal accounting officer have concluded that those disclosure controls and procedures provide reasonable assurance that the material information required to be disclosed by the registrant on this report is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms.

(b) There were no changes in the registrant's internal control over financial reporting that occurred during the registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 3. EXHIBITS.

Separate certifications for the registrant's principal executive officer and principal accounting officer, as required by Rule 30a-2(a) under the Investment Company Act of 1940, are attached.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

John Hancock Series Trust

By:	/s/ Keith F. Hartstein
------------------------------
Keith F. Hartstein
President and Chief Executive Officer

Date:	September 20, 2011

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Keith F. Hartstein
------------------------------
Keith F. Hartstein
President and Chief Executive Officer

Date:	September 20, 2011

By:	/s/ Charles A. Rizzo
-------------------------------
Charles A. Rizzo
Chief Financial Officer

Date:	September 20, 2011